Capital Structure (Tables)	12 Months Ended
Dec. 31, 2011
Capital Structure Disclosure [Abstract]
Changes in NRG's preferred and common shares issued and outstanding
The following table reflects the changes in NRG's preferred and common shares issued and outstanding for each period presented:

	Preferred Stock Issued and Outstanding			Common
	3.625%	4%	5.75%	Issued	Treasury	Outstanding
Balance as of December 31, 2008	250,000	420,000	1,841,680	263,599,200	(29,242,483)	234,356,717
Shares issued under ESPP	—	—	—	—	81,532	81,532
Shares loaned to affiliates of CS	—	—	—	—	12,000,000	12,000,000
Shares returned by affiliate of CS	—	—	—	—	(5,400,000)	(5,400,000)
Capital Allocation Plan repurchases	—	—	—	—	(19,305,500)	(19,305,500)
Shares issued from LTIP	—	—	—	367,858	—	367,858
4.00% Preferred Stock conversion	—	(265,870)	—	13,293,500	—	13,293,500
4.00% Preferred Stock redeemed for cash	—	(73)	—	—	—	—
5.75% Preferred Stock conversion	—	—	(1,841,680)	18,601,201	—	18,601,201
Balance as of December 31, 2009	250,000	154,057	—	295,861,759	(41,866,451)	253,995,308
Shares issued under ESPP	—	—	—	—	120,990	120,990
Shares returned by affiliate of CS	—	—	—	—	(6,600,000)	(6,600,000)
Capital Allocation Plan repurchases	—	—	—	—	(8,463,211)	(8,463,211)
Shares issued from LTIP	—	—	—	442,818	—	442,818
4.00% Preferred Stock conversion	—	(154,029)	—	7,701,450	—	7,701,450
4.00% Preferred Stock redeemed for cash	—	(28)	—	—	—	—
Balance as of December 31, 2010	250,000	—	—	304,006,027	(56,808,672)	247,197,355
Shares issued under ESPP	—	—	—	—	120,127	120,127
Shares issued under LTIP	—	—	—	177,693	—	177,693
Capital Allocation Plan repurchases	—	—	—	—	(19,975,654)	(19,975,654)
Balance as of December 31, 2011	250,000	—	—	304,183,720	(76,664,199)	227,519,521

NRG's common stock reserved for the maximum number of potentially issuable shares
The following table summarizes NRG's common stock reserved for the maximum number of shares potentially issuable based on the conversion and redemption features of outstanding equity instruments and the long-term incentive plan as of December 31, 2011.

Equity Instrument	Common Stock Reserve Balance
3.625% Convertible perpetual preferred	16,000,000
Long-term incentive plan	18,573,196
Total	34,573,196